INVENTORIES	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:
	September 30,
	2015	2016
	RMB	RMB
Work in progress and supplies	420,655	385,790
Finished goods	65,080	39,426
Provision	(46,173)	(57,130)

	439,562	368,086

Inventory with net values of RMB27,323 and RMB36,436 have been pledged as collateral for bank loans as of September 30, 2015 and 2016.

As of September 30, 2015 and 2016, goods already delivered to customers but still recorded in finished goods, amounted to RMB6,198 and RMB3,681 respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be recognized as cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended September 30,
	2014	2015	2016
	RMB	RMB	RMB

Balance at beginning of year	52,301	53,587	46,173
Additions	21,984	10,965	20,502
Write-off	(20,698)	(18,379)	(9,545)

Balance at end of year	53,587	46,173	57,130